STAKING AND VALIDATING INCOME (Tables)	3 Months Ended
Dec. 31, 2025
STAKING AND VALIDATING INCOME.
Summary of staking and validating results

Three months ending December 31,	2025		2024
	Expressed	Expressed in	Expressed	Expressed in
	in Solana	Canadian Dollars	in Solana	Canadian Dollars
Validator operations
Validator rewards, paid in Solana	2,486	$545,932	2,008	$591,983
Validator rewards received in other cryptocurrencies(1)	—	68,156	—	—
Validator fees, paid in Solana	—	—	(164)	12,697
Validator fees, paid in fiat	—	(143,550)	—	(58,828)
	2,486	470,537	1,844	520,458
Staking rewards (Solana)	7,301	1,631,080	2,597	724,391
Total staking and validating income	9,787	$2,101,617	4,441	$1,244,849
(1)	17,946 tokens